Notes receivable, noncurrent (Details Narrative)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)
Receivables [Abstract]
Long-term receivable from, and loan, to shareholders	$ 186,692	SFr 170,226	$ 144,000
Long-term receivable from, and loan to, other related parties	$ 3,643	SFr 3,322